SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Total revenue	$ 339	$ 284	$ 662	$ 539
Selling, general and administrative expenses	113	92	231	183
Adjusted EBITDA	188	166	361	306
CAPEX excl. licenses and ROU	59	83	126	134
Additions other than through business combinations, property, plant and equipment	65	73	151	159
Intangible assets acquired			47	34
Right-of-use assets	26	15	68	58
Intangible assets other than licenses
Disclosure of operating segments [line items]
Intangible assets acquired	20	25	43	33
License
Disclosure of operating segments [line items]
Intangible assets acquired	0	0	0	0
Kyivstar
Disclosure of operating segments [line items]
Total revenue	339	284	662	539
Selling, general and administrative expenses	113	92	231	183
Adjusted EBITDA	188	166	361	306
CAPEX excl. licenses and ROU	59	83	126	134
Telecommunication and infrastructure revenue
Disclosure of operating segments [line items]
Total revenue	265	244	521	480
Telecommunication and infrastructure revenue | Kyivstar
Disclosure of operating segments [line items]
Total revenue	265	244	521	480
Digital revenue
Disclosure of operating segments [line items]
Total revenue	74	40	141	59
Digital revenue | Kyivstar
Disclosure of operating segments [line items]
Total revenue	$ 74	$ 40	$ 141	$ 59